Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-Based Plan Compensation Expense, Including Cash Award
The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income (in thousands):

	2018	2017	2016
Share-based compensation plan expense, net of related tax benefits	$4,644	$6,751	$7,185
Share-based compensation plan related tax benefits	1,467	4,137	4,404

Schedule of Stock Options Activity
The following tables summarize the stock option plan activity and related information (thousands of options):

	2018		2017		2016
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	—	N/A	—	N/A	17	$31.64
Exercised during the year	—	—	—	—	(17)	31.64
Forfeited or expired during the year	—	—	—	—	—	—
Outstanding and exercisable at year end	—	N/A	—	N/A	—	N/A

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2018	2017	2016
Outstanding and exercisable	$—	$—	$—
Exercised	—	—	554

Summary of Market Prices of Common Stock

	December 31, 2018	December 31, 2017	December 31, 2016
Market value of Company stock	$76.50	$80.48	$76.62

Schedule of Nonvested Performance and Restricted Stock Unit Plans
The following table summarizes the activity of the management incentive plan shares and restricted stock/units as of December 31, 2018 (thousands of shares):

	Management Incentive Plan Shares	Weighted- average grant date fair value	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2017	127	$63.98	305	$57.41
Granted	—		77	69.16
Dividends	2		7
Forfeited or expired	(1)	66.86	(1)	72.39
Vested and issued (2)	(63)	59.41	(65)	71.00
Nonvested/unissued at December 31, 2018	65	$66.51	323	$56.16

(1)	The number of securities granted includes 34,000 performance shares, which was derived by assuming that target performance will be achieved during the relevant performance period.

(2)	Includes shares for retiree payouts and those converted for taxes.